Revenue - Others - Summary of Commission Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Revenues [Abstract]
Commission income	$ 8,716
Sales incentives	(8,683)
Commission income, net	$ 33